Alabama Tax-Free Income Series
Alabama Tax-Free Income Series
INVESTMENT OBJECTIVES
The Fund seeks to provide a high and stable level of income exempt from federal and Alabama personal income taxes derived from Alabama municipal securities without incurring undue risk to principal.
COSTS Fees and Expenses of the Alabama Tax-Free Income Series
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alabama Tax-Free Income Series Alabama Tax-Free Income Series USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load)	none
Redemption Fee	none
Redemption Fee if by wire transfer	$ 10.50
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alabama Tax-Free Income Series Alabama Tax-Free Income Series
Management fee	0.50%
Distribution fee (12b-1)	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.79%

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Alabama Tax-Free Income Series | Alabama Tax-Free Income Series | USD ($)	82	252	439	978

You would pay the same expenses assuming no redemption.
Expense Example, No Redemption	1 year	3 years	5 years	10 years
Alabama Tax-Free Income Series | Alabama Tax-Free Income Series | USD ($)	82	252	439	978

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.65% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund seeks to provide a steady flow of tax-exempt income derived from Alabama municipal securities of investment grade quality (those rated BBB or Baa or higher by a U.S. nationally recognized statistical rating organization (NRSRO) at the time of purchase) with a nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Alabama. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from federal and Alabama income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from federal and Alabama income taxes. The nominal maturity of the Fund will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading securities for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
Principal Risks of Investing
You may lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or the U.S. government.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. An issuer of municipal securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value and, thus, impact Fund performance. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to understand that insurance does not guarantee the market value of an insured security, or the Fund’s share price or distributions, and shares of the Fund are not insured.

Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Since the Fund invests in Alabama municipal securities, economic and political events in Alabama are likely to directly affect the Fund’s investments and its performance.

Alabama’s non-agricultural economy is diversified among the following sectors: government, textiles, automobile, aerospace, manufacturing, and forest products industries. In 2014, Alabama had per capita personal income of $37,493 which was below the national average (Source: U.S. Bureau of Labor Statistics). The state’s annual average unemployment rate stood at 6.2 percent at the end of August which was higher than the national unemployment rate of 5.1 percent (Source: U.S. Bureau of Labor Statistics). Alabama had net tax-supported debt per capita of $824 as of calendar year-end 2014 which was lower than the national net tax-supported debt median of $1,012 (Source: Moody’s Investors Services, 2014 State Debt Medians: Total Debt Falls for First Time in Almost 30 Years, June 24, 2015). As of June 30, 2015, Alabama’s general obligation debt was rated Aa1 by Moody’s Investors Service and AA by Standard & Poor’s.

Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect the Fund’s share price and total return to fluctuate.

A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities that are subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders. The prices of municipal securities may also be affected by market activity and supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s total return may vary considerably from one year to the next.

The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had an average duration of 4.13 years as of June 30, 2015. There is no assurance that the investment objective of the Fund will be achieved.
Risk/Return Bar Charts and Tables
The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.
ALABAMA TAX-FREE INCOME SERIES Average Annual Total Return

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Highest Quarter Total Return:	5.72%	September 30, 2009
Lowest Quarter Total Return:	-4.71%	December 31, 2010
2015 Year-to-Date Total Return for the nine months ended September 30, 2015:	1.30%

Average Annual Total Return For the Periods Ended December 31, 2014
Average Annual Total Returns - Alabama Tax-Free Income Series	1 year	5 years	10 years
Alabama Tax-Free Income Series	9.35%	5.20%	4.53%
Alabama Tax-Free Income Series | Return After Taxes on Distributions (%)	9.35%	5.20%	4.53%
Alabama Tax-Free Income Series | Return After Taxes on Distributions & Sale of Fund Shares (%)	6.84%	4.87%	4.39%
Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)	9.05%	5.16%	4.74%